Selling, Administrative and General Expenses	12 Months Ended
Dec. 31, 2025
Selling, Administrative and General Expenses [Abstract]
Selling, Administrative and General Expenses

Note 10 - Selling, Administrative and General Expenses

	For the Year Ended on December 31,
	2025	2024
	New Israeli Shekels
Professional services	177,639	131,982
Rent and office expenses	28,885	123,780
Depreciation and amortization expenses	62,500	63,919
	269,024	319,681